Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Summary of intangible assets

	Goodwill	IT software	Total
	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2020	1,473	682	2,155
Additions	—	233	233
At December 31, 2020	1,473	915	2,388
Additions	—	2,565	2,565
At December 31, 2021	1,473	3,480	4,953
Amortisation
At January 1, 2020	—	95	95
Amortisation charge	—	263	263
At December 31, 2020	—	358	358
Amortisation charge	—	387	387
At December 31, 2021	—	745	745
Net book value
At December 31, 2021	1,473	2,735	4,208
At December 31, 2020	1,473	557	2,030